Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	$ (6,504)	$ (6,906)	$ (19,130)	$ (22,100)
Unrealized gains (losses) on derivative instruments	11,508	(19,929)	(31,276)	(7,879)
Gain (loss) on derivative instruments, net	5,004	(26,835)	(50,406)	(29,979)
Interest rate swap agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(6,494)	(7,232)	(19,750)	(21,856)
Unrealized gains (losses) on derivative instruments	8,436	(12,232)	(18,441)	835
Gain (loss) on derivative instruments, net	1,942	(19,464)	(38,191)	(21,021)
Interest Rate Swaption [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	0	0	0	0
Unrealized gains (losses) on derivative instruments	1,992	(5,927)	(16,765)	(5,334)
Gain (loss) on derivative instruments, net	1,992	(5,927)	(16,765)	(5,334)
Toledo Spirit time-charter derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(10)	326	620	(244)
Unrealized gains (losses) on derivative instruments	1,080	(1,770)	3,930	(3,380)
Gain (loss) on derivative instruments, net	$ 1,070	$ (1,444)	$ 4,550	$ (3,624)